UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Onshore Qualified, LP

Address:  40 Main Street
          Chatham, New Jersey 07928




13F File Number: 28-10768


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:     Pennant General Partner, LLC
Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier                Chatham, New Jersey        November 15, 2004
-----------------------     --------------------------   ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                Name

         28-10370                   Pennant Capital Management, LLC

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total:  $0
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                       FORM 13F INFORMATION TABLE

                                                           September 30, 2004

    COLUMN 1         COLUMN 2       COLUMN 3    COLUMN 4           COLUMN 5            COLUMN 6    COLUMN 7          COLUMN 8

                                                VALUE        SHRS OR    SH/  PUT/    INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS      CUSIP     (X$1000)     PRN AMT    PRN  CALL    DISCRETION    MANAGERS   SOLE     SHARED  NONE
None              None             None         None                 None              None          None                  None




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